Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya SmallCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya MidCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya Multi-Manager Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya SMID Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Voya U.S. High Dividend Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

To each series of the Registrant (each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2017

To the Current Prospectuses and Summary Prospectuses for the Funds' Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares

(each a "Prospectus" and collectively the "Prospectuses")

The following changes in the above referenced Prospectuses are effective April 10, 2017:

1.	The following sentence is added to the end of the introductory paragraph for each Fund under Summary Section — Fees and Expenses of the Fund:

Investors investing in the Fund through an intermediary should consult the Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.